Consolidated Statements of Changes in Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	Common Shares	Contributed Surplus	Retained Earnings	AOCI		Non- controlling Interest
Beginning Balance at Dec. 31, 2008	$ 7,253	$ 3,771	$ 34	$ 3,277	$ 171	[1]	$ 0
Beginning Balance, shares at Dec. 31, 2008		223,800,000
Net income (loss)	(453)			(453)
Other comprehensive (loss) income	514				514	[1]
Shares issued (repurchased):
Exercise of stock options	2	2
Exercise of stock options, shares	93,578	100,000
Release of restricted stock		6	(6)
Redemption of restricted stock units [note 18]	(6)		(6)
Stock-based compensation expense [note 18]	11		11
Settlement of stock options [note18]	(1)		(1)
Dividends paid	(21)			(21)
Ending Balance at Dec. 31, 2009	7,299	3,779	32	2,803	685	[1]	0
Ending Balance, shares at Dec. 31, 2009		223,900,000
Net income (loss)	1,003			1,003
Other comprehensive (loss) income	70				70	[1]
Contribution to subsidiaries by non-controlling interests	3						3
Shares issued (repurchased):
Exercise of stock options	48	58	(10)
Exercise of stock options, shares	1,504,616	1,500,000
Release of restricted stock		6	(6)
Repurchase and cancellation under normal course issuer bid [note 19]	(27)	(11)		(13)	(3)	[1]
Repurchase and cancellation under normal course issuer bid, shares [note 19]		(800,000)
Issued under the Arrangement, [note 3]	666	666
Issued under the Arrangement, shares [note 3]		18,000,000
Repurchase of Class B shares [note 3]	(976)			(976)
Stock-based compensation expense [note 18]	52		52
Settlement of stock options [note18]	(12)		(12)
Dividends paid	(100)	2		(102)
Ending Balance at Dec. 31, 2010	8,026	4,500	56	2,715	752	[1]	3
Ending Balance, shares at Dec. 31, 2010		242,600,000
Net income (loss)	1,015			1,018			(3)
Other comprehensive (loss) income	(289)				(289)	[1]
Contribution to subsidiaries by non-controlling interests	20						20
Acquisition of subsidiaries	7						7
Shares issued (repurchased):
Exercise of stock options	59	69	(10)
Exercise of stock options, shares	2,737,253	1,400,000
Release of restricted stock		6	(6)
Repurchase and cancellation under normal course issuer bid [note 19]	(407)	(204)		(162)	(41)	[1]
Repurchase and cancellation under normal course issuer bid, shares [note 19]		(10,700,000)
Stock-based compensation expense [note 18]	31		31
Settlement of stock options [note18]	(24)		(8)	(16)
Dividends paid	(236)	2		(238)
Ending Balance at Dec. 31, 2011	$ 8,202	$ 4,373	$ 63	$ 3,317	$ 422	[1]	$ 27
Ending Balance, shares at Dec. 31, 2011		233,300,000

[1]	AOCI is Accumulated Other Comprehensive Income